Leases [Text Block]	12 Months Ended
Aug. 31, 2014
Leases [Abstract]
Leases [Text Block]

NOTE 12 — LEASES

The Company leases certain equipment, buildings, vehicles and computer equipment. Total rental expense was $16.6 million in 2014, $12.7 million in 2013 and $10.4 million in 2012. The approximate future minimum rental commitments for non-cancelable operating leases, excluding obligations for taxes and insurance, are as follows:

Year Ended August 31,	Minimum Rental Commitments
(In thousands)
2015	$11,378
2016	7,862
2017	6,217
2018	4,501
2019	3,627
2020 and thereafter	18,227

Total minimum rental commitments	$51,812